Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Costs	$ 4,213	$ 4,095
Accumulated amortization	(2,694)	(1,720)
Net carrying amount	1,519	2,375
Customer base
Finite-Lived Intangible Assets [Line Items]
Costs	1,638	1,638
Accumulated amortization	(1,231)	(867)
Net carrying amount	407	771
Technology
Finite-Lived Intangible Assets [Line Items]
Costs	1,151	1,151
Accumulated amortization	(1,012)	(590)
Net carrying amount	139	561
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Costs	1,197	1,197
Accumulated amortization	(451)	(263)
Net carrying amount	746	934
Exchange differences
Finite-Lived Intangible Assets [Line Items]
Costs	227	109
Net carrying amount	$ 227	$ 109